Benefit Plans (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)						$ (12,400,000)	$ 9,600,000
Defined Benefit Plan, Amount Billed to Service Company						$ 1,100,000	900,000	$ 1,700,000
Defined contribution plan, maximum annual contributions per employee (percent)						85.00%
Employer contributions to defined contribution plan						$ 3,800,000	3,500,000	3,300,000
Accumulated benefit obligation for our defined benefit pension plans						274,700,000	290,000,000
Defined Benefit Plan, Amount Billed to AES Ohio Generation						$ 1,200,000	200,000	900,000
Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan employee vested percentage						100.00%
Defined benefit plan, percent forfeited if terminated, other than by death or disability, prior to full vesting (percent)						100.00%
Management Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan employee vested percentage						100.00%
Defined benefit plan, percent forfeited if terminated, other than by death or disability, prior to full vesting (percent)						100.00%
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)						$ (12,400,000)	9,600,000
Payment for Pension Benefits						$ 7,500,000	$ 7,500,000	$ 7,500,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets						5.15%	5.40%	4.60%
Discount rate for obligations						5.66%	5.14%	5.41%
Service cost	$ 500,000	$ 700,000	$ 1,600,000	$ 1,900,000		$ 2,500,000	$ 3,000,000	$ 4,900,000
Defined Benefit Plan, Funded (Unfunded) Status of Plan						$ (22,300,000)	(30,200,000)
Defined benefit plan, amortization period for underfunding excess						7 years
Employer contributions			$ 7,500,000	$ 7,500,000		$ 7,600,000	7,700,000
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan						(7,900,000)	$ 7,200,000
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution to the defined benefit plans next year						$ 200,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						32.00%
Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets					6.05%
Decrease in pension cost due to change in return on assets					$ (2,600,000)
Decrease in pension cost due to change in discount rate					(400,000)
Forecast [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits					7,500,000
Service cost					5,300,000
Defined Benefit Plan, Plan Assets, Administration Expense					$ 1,200,000
Forecast [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage					95.00%
Increase in Expected Rate of Return [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Expected rate of return on plan assets					1.00%
Expected Increase in Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in discount rate for plan assets					0.25%
Non-union Participant [Member] | First 1% of Eligible Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)						100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)						1.00%
Non-union Participant [Member] | Next 5% of Eligible Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)						50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)						5.00%
Non-union Participant [Member] | Eligible compensation match - RSP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)						100.00%
Non-union Participant [Member] | Eligible Compensation Match Percent
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)						5.00%
Non-union Participant [Member] | Non-matching contribution percent
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)						4.00%
Union Participant [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)						150.00%
Defined contribution plan, employer matching contribution cap						$ 2,850
Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						30.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						60.00%
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						40.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						70.00%